Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement - 12 months ended Dec. 31, 2022	USD ($)	GBP (£)
Fiscal 2023 [Member]
Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement [Line Items]
Purchase Commitments | £		£ 400,000
Total Purchase Price | $	$ 19,572,500
Fiscal 2024 [Member]
Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement [Line Items]
Purchase Commitments | £
Total Purchase Price | $
Fiscal 2025 [Member]
Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement [Line Items]
Purchase Commitments | £
Total Purchase Price | $
Fiscal 2026 [Member]
Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement [Line Items]
Purchase Commitments | £
Total Purchase Price | $
Fiscal 2027 [Member]
Investment in uranium (Details) - Schedule of uranium concentrates purchase agreement [Line Items]
Purchase Commitments | £
Total Purchase Price | $